Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Original amounts:	$ 147,221	$ 139,806
Accumulated amortization:	96,210	83,626
Intangible assets, net	51,011	56,180
Capitalized software costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts:	75,126	71,349
Accumulated amortization:	61,834	57,286
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts:	56,296	53,370
Accumulated amortization:	27,967	21,684
Backlog and non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts:	2,712	2,712
Accumulated amortization:	2,486	2,260
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts:	13,087	12,375
Accumulated amortization:	$ 3,923	$ 2,396